RS Investment Trust

Filed pursuant to Rule 497(e)

File Nos. 033-16439 and 811-05159

RS INVESTMENT TRUST

Supplement to the Prospectus (Class A, C, K, Y shares)

dated May 1, 2014, as supplemented July 31, 2014

RS High Yield Fund

Investment Team

Effective September 15, 2014, the section titled “Management of the Fund – Investment Team” in the RS High Yield Fund Summary (on page 76) is amended and restated in its entirety as follows:

Kevin Booth, CFA, co-portfolio manager, has managed the Fund since 2009. Paul Gillin, CFA, co-portfolio manager, has managed the Fund since May 2014.

RS Floating Rate Fund

Investment Team

Effective September 15, 2014, the section titled “Management of the Fund – Investment Team” in the RS Floating Rate Fund Summary (on page 88) is amended and restated in its entirety as follows:

Kevin Booth, CFA has been a co-portfolio manager of the Fund since its inception. John Blaney, CFA has been a co-portfolio manager of the Fund since 2013. Paul Gillin, CFA, co-portfolio manager, has managed the Fund since May 2014.

RS Strategic Income Fund

Investment Team

Effective September 15, 2014, the section titled “Management of the Fund – Investment Team” in the RS Strategic Income Fund Summary (on page 92) is amended and restated in its entirety as follows:

Kevin Booth, CFA and Robert J. Crimmins Jr. have each been a member of the investment team of the Fund since its inception. David J. Marmon, Demetrios Tsaparas, CFA, and Paul Jablansky have each been a member of the investment team of the Fund since 2012, 2013, and January 2014, respectively.

Effective September 15, 2014, Marc Gross is no longer co-portfolio manager of RS High Yield Fund and RS Floating Rate Fund or a member of the investment team of RS Strategic Income Fund, and all references to Mr. Gross in the Prospectus are removed.

RS Investment Trust

Disclosure of Portfolio Holdings

Effective September 15, 2014, the first paragraph of the section of the Prospectus titled “Disclosure of Portfolio Holdings” (on pages 125-126) is amended and restated in its entirety as follows:

The Funds have established a policy with respect to the disclosure of Fund portfolio holdings. A description of this policy is provided in the Statement of Additional Information (which may be obtained as described on the back cover of this Prospectus). In addition, by clicking on “Holdings” under the heading “Forms & Literature” on RS Investments’ website, the following information is or will be generally available to you:

September 15, 2014